CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 27, 2013		Sep. 28, 2012		Sep. 30, 2011
Income Statement [Abstract]
Revenue from product sales	$ 5,896		$ 5,794		$ 5,945
Service revenue	4,218		4,130		4,154
Net revenue	10,114	[1],[2],[3],[4]	9,924	[1],[2],[3],[4]	10,099	[1],[2],[3],[4]
Cost of product sales	4,032		3,933		4,152
Cost of services	2,413		2,411		2,462
Selling, general and administrative expenses	2,832		2,816		2,747
Separation costs (see Note 2)	8		71		0
Restructuring, asset impairment and divestiture charges (gains), net (see Notes 3 and 4)	131		118		(149)
Operating income	698		575		887
Interest income	16		18		26
Interest expense	(100)		(209)		(240)
Other expense, net	(29)		(454)		(5)
Income from continuing operations before income taxes	585		(70)		668
Income tax expense	(108)		(320)		(112)
Equity loss in earnings of unconsolidated subsidiaries	(48)		(26)		(12)
Income (loss) from continuing operations	429		(416)		544
Income from discontinued operations, net of income taxes	104		887		1,176
Net income	533		471		1,720
Less: noncontrolling interest in subsidiaries net (loss) income	(3)		(1)		1
Net income attributable to Tyco common shareholders	536		472		1,719
Amounts attributable to Tyco common shareholders:
Income (loss) from continuing operations	432		(415)		543
Income from discontinued operations	104		887		1,176
Net income attributable to Tyco common shareholders	$ 536		$ 472		$ 1,719
Basic earnings per share attributable to Tyco common shareholders:
Income (loss) from continuing operations (in dollars per share)	$ 0.93		$ (0.90)		$ 1.15
Income from discontinued operations (in dollars per share)	$ 0.22		$ 1.92		$ 2.48
Net income attributable to Tyco common shareholders (in dollars per share)	$ 1.15		$ 1.02		$ 3.63
Diluted earnings per share attributable to Tyco common shareholders:
Income (loss) from continuing operations (in dollars per share)	$ 0.92		$ (0.90)		$ 1.13
Income from discontinued operations (in dollars per share)	$ 0.22		$ 1.92		$ 2.46
Net income attributable to Tyco common shareholders (in dollars per share)	$ 1.14		$ 1.02		$ 3.59
Weighted average number of shares outstanding:
Basic (in shares)	465		463		474
Diluted (in shares)	472		463		479

[1]	Net revenue is attributed to individual countries based on the reporting entity that records the transaction.
[2]	Fiscal 2011 was a 53-week year. Fiscal years 2013 and 2012 were 52-week years.
[3]	Net revenue by operating segment excludes intercompany transactions.
[4]	The U.K. represents the largest portion of net revenue in the Europe, Middle East and Africa region with net revenue of $1,168 million, $1,162 million and $1,187 million for 2013, 2012 and 2011, respectively.